Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2022
Inventories, Net [Abstract]
Schedule of inventories
	As of June 30, 2022	As of December 31, 2021

Raw materials	935,258	-
Consigned processing materials	336,473	-
Finished Goods	10,153,459	3,105,673
Graphite anode materials	7,410,538	-
Healthcare service gift cards	1,212,698	1,276,550
Chinese tea	682,064	718,426
Learning course gift cards	432,101	454,852
Latex pillows	131,331	138,246
Healthcare products	196,704	207,348
Others	88,023	310,251
Total	$11,425,190	$3,105,673